Revenue from contracts with customers and trade receivables (Details 5) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)		Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)		Mar. 31, 2018 USD ($)
Statement [Line Items]
Beginning Balance | ₨		₨ 4,218
Credits and payments | ₨		(3,224)
Ending Balance | ₨		3,854			₨ 4,218
Chargebacks [Member]
Statement [Line Items]
Beginning Balance			$ 128			$ 170		$ 191
Current provisions relating to sales during the year			1,468	[1]		1,415	[2]	1,750	[3]
Provisions and adjustments relating to sales in prior years	[4]
Credits and payments	[5]		(1,440)			(1,457)		(1,771)
Ending Balance			156			128		170
Rebates [Member]
Statement [Line Items]
Beginning Balance			92			161		186
Current provisions relating to sales during the year			319	[1]		461	[2]	630	[3]
Provisions and adjustments relating to sales in prior years			0			0		0
Credits and payments	[5]		(331)			(530)		(655)
Ending Balance			80			92		161
Medicaid [Member]
Statement [Line Items]
Beginning Balance			11			12		13
Current provisions relating to sales during the year			20	[1]		18	[2]	18	[3]
Provisions and adjustments relating to sales in prior years			0			0		0
Credits and payments	[5]		(20)			(19)		(19)
Ending Balance			11			11		12
Refund Liability [Member]
Statement [Line Items]
Beginning Balance			30			28		36
Current provisions relating to sales during the year			21	[1]		29	[2]	22	[3]
Provisions and adjustments relating to sales in prior years			0			0		0
Credits and payments		₨ (3,224)	(27)	[5]	₨ (3,324)	(27)	[5]	(30)	[5]
Ending Balance			$ 24			$ 30		$ 28

[1]	Chargebacks provisions for the year ended March 31, 2020 were higher compared to the year ended March 31, 2019, primarily as a result of higher sales volumes, which were partially offset due to a lower pricing rates per unit for chargebacks. Such lower pricing was primarily on account of a reduction in the invoice price to wholesalers for certain of the Company’s products. The chargebacks payments for the year ended March 31, 2020 were lower compared to the year ended March 31, 2019, primarily as a result of higher pending chargebacks claims at March 31, 2020 as compared to March 31, 2019. The rebates provisions and the payments for the year ended March 31, 2020 were each lower as compared to the year ended March 31, 2019, primarily as a result of lower pricing rates per unit for rebates, due to a reduction in the invoice price to wholesalers for certain of the Company’s products, which were partially offset by higher sales volumes during the year ended March 31, 2020 as compared to the year ended March 31, 2019.
[2]	Chargebacks and rebates provisions for the year ended March 31, 2019 and payments for the year ended March 31, 2019 were each lower as compared to the year ended March 31, 2018, primarily as a result of lower pricing rates per unit for chargebacks, and due to a reduction in the invoice price to wholesalers for certain of the Company’s products.
[3]	Chargebacks and rebates provisions for the year ended March 31, 2018 and payments for the year ended March 31, 2018 were each lower as compared to the year ended March 31, 2017, primarily as a result of lower pricing rates per unit for chargebacks, due to a reduction in the invoice price to wholesalers for certain of the Company’s products, and due to certain product mix changes.
[4]	Currently, the Company does not separately track provisions and adjustments, in each case to the extent relating to prior years for chargebacks. However, the adjustments are expected to be non-material. The volumes used to calculate the closing balance of chargebacks represent approximately 1.3 months equivalent of sales, which corresponds to the pending chargeback claims yet to be processed.
[5]	Currently, the Company does not separately track the credits and payments, in each case to the extent relating to prior years for chargebacks, rebates, medicaid payments or refund liability.